Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	10,044,728	825,459
Common stock, shares outstanding	10,044,728	825,459
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	930	0
Preferred stock, shares outstanding	930	0
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	1,000	0
Preferred stock, shares outstanding	1,000	0